Transactions with Related Parties	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties:

On June 28, 2024, the Company completed the acquisition of an 82,099 dwt eco-efficient Kamsarmax dry-bulk built in 2015 at Jiangsu New Yangzi Shipbuilding. The $30,000 purchase price for the “Konkar Venture”, which is fitted with a ballast water treatment system, was funded by a combination of secured bank debt of $16,500, $12,000 cash, of which the Company contributed $7,300 in cash, and the issuance of 267,857 restricted common shares to the seller related to our Chief Executive Officer and Chairman. Upon acquisition of the “Konkar Venture”, the purchase price in excess of the seller’s vessel book valued at the date of the transaction, at $8,875, which was considered a deemed dividend by the Company (of which, $7,493 presented in financing cash flow activities and $1,382 is non cash supplemental cash flow information for the common share issuance) and was allocated to Pyxis Tankers equity and Non-controlling interest’s equity in accordance with their ownership percentages. Pyxis owns a 60% controlling ownership interest in the joint venture.

The following transactions with related parties occurred during the six month periods ended June 30, 2023 and 2024.

(a)	Ship management services:

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company and Konkar Agencies pursuant to the ship-management agreements, and are included in the accompanying unaudited interim Consolidated Statements of Comprehensive Income:

	Six months ended June 30,
	2023	2024
Included in Voyage related costs and commissions
Charter hire commissions	$267	$323

Included in Management fees, related parties
Ship-management Fees	330	498

Included in General and administrative expenses
Administration Fees	898	961

Total	$1,495	$1,782

During the first quarter of 2023, we also paid a one-time performance bonus of $600 to Maritime.

As of December 31, 2023 and June 30, 2024, the balances with Maritime was a due to of $990 and $957, respectively. Further as of the same periods, the balances with Konkar Agencies was due from of $194 and due to $18, respectively. Relevant balances are reflected in Due from/due to related parties, respectively, in the accompanying unaudited interim Consolidated Balance Sheets. The balances with Maritime and Konkar Agencies are interest free and with no specific repayment terms.

The Company uses the services of Maritime, to provide a wide range of shipping services, including but not limited to, chartering, sale and purchase, insurance, operations and dry-docking and construction supervision, all provided at a fixed daily fee per vessel (the “Head Management Agreement”). For the ship management services, Maritime charges a fee payable by each subsidiary of $0.325 per day per vessel while the vessel is in operation including any pool arrangements and $0.450 per day per vessel while the vessel is under construction, as well as an additional daily fee (which is dependent on the seniority of the personnel) to cover the cost of engineers employed to conduct the supervision of the newbuilding (collectively the “Ship-management Fees”). In addition, Maritime charges the Company a commission rate of 1.25% on all charter hire agreements arranged by Maritime. For the administrative management services, the Company pays Maritime a fixed fee of $1,600 annually (the “Administration Fees”) under the Head Management Agreement. In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of then daily Ship-management Fees.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)

3.	Transactions with Related Parties: – Continued:

The Ship-management Fees and the Administration Fees are adjusted annually according to the official inflation rate in Greece or such other country where Maritime was headquartered during the preceding year. On August 9, 2016, the Company amended the Head Management Agreement with Maritime to provide that in the event that the official inflation rate for any calendar year is deflationary, no adjustment shall be made to the Ship-management Fees and the Administration Fees, which will remain, for the particular calendar year, as per the previous calendar year. Effective January 1, 2024 the Ship-Management Fees and the Administration Fees for 2024 were increased by 3.50% in line with the average inflation rate in Greece in 2023 and were $381 per day per ship and $1,875 annually, respectively.

The Company uses the services of Konkar Agencies, a dry-bulk ship management company with its principal office in Greece. Konkar Agencies is engaged under separate management agreement directly by the Company’s respective ship owning companies to provide a wide range of shipping services, including but not limited to, chartering, technical, sale and purchase, insurance, operations and dry-docking and construction supervision, all provided at a fixed daily fee per vessel. For the ship management services, Konkar Agencies charges a fee payable by each subsidiary of $0.850 per day per vessel while the vessel is in operation including any pool arrangements, as well as an additional daily fee (which is dependent on the seniority of the personnel) to cover the cost of engineers employed to conduct the supervision of the newbuilding (collectively the “Ship-management Fees”). In addition, Konkar Agencies charges the Company a commission rate of 1.25% on all charter hire agreements arranged by Konkar Agencies. The managements for each dry-bulk vessel have an initial term of five years. The management agreement will automatically be renewed for consecutive five year periods, or until terminated by either party on three months’ notice. Fees are adjusted annually according to the official inflation rate in Greece effective January 1, 2025.

(b)	Maritime Investors Corp.:

On February 10, 2023 the Company repaid $3,000 of the $6,000 of the Amended & Restated Promissory Note due to Maritime Investors Corp. The remaining balance of this obligation was repaid on March 14, 2023.

Interest charged on the Amended & Restated Promissory Note for the six months ended June 30, 2023 and 2024, amounted to $69 and nill, respectively, and is included in Interest and finance costs in the accompanying unaudited interim Consolidated Statements of Comprehensive Income.

On May 11, 2023, Maritime Investors Corp was granted with 4,000 restricted common shares under the active Equity Incentive Plan (“EIP”). The restricted shares grant has vesting periods up to November 2024 (see note 8).